Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2021
Basis Of Preparation
Summary of Effect of Change in Foreign Exchange Rate

Brazilian Real x U.S. Dollar	Dec/21	Sep/21	Jun/21	Mar/21	Dec/20	Sep/20	Jun/20	Mar/20	Dec/19	Sep/19	Jun/19	Mar/19
Quarterly average exchange rate	5.59	5.23	5.29	5.48	5.39	5.38	5.39	4.47	4.12	3.97	3.92	3.77
Period-end exchange rate	5.58	5.44	5.00	5.70	5.20	5.64	5.48	5.20	4.03	4.16	3.83	3.90